Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives

Depreciation has been computed using the straight-line method over the following estimated useful lives:

Years
Video game terminals and equipment	7
Amusement and other equipment	7
Office equipment and furniture	7
Computer equipment and software	3 - 5
Leasehold improvements	5
Vehicles	5
Buildings and improvements	15 - 29

Property and equipment consists of the following at December 31 (in thousands):

	2019	2018
Video game terminals and equipment	$166,850	$126,043
Amusement and other equipment	16,417	12,539
Office equipment and furniture	1,540	1,827
Computer equipment and software	8,715	5,092
Leasehold improvements	44	44
Vehicles	9,304	7,174
Buildings and improvements	12,075	9,365
Land	911	883
Construction in progress	768	1,339

Total property and equipment	216,624	164,306
Less accumulated depreciation and amortization	(97,423)	(71,864)

Property and equipment, net	$119,201	$92,442